Debt - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 27, 2021	Dec. 31, 2020
First Lien Note [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	$ 600,000
Debt Instrument, Interest Rate, Effective Percentage	5.20%	5.20%
Debt Instrument, Periodic Payment, Principal	$ 1,382
Long-term Debt, Gross	540,587,000	$ 541,969,000
Second Lien Note [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	$ 145,000
Debt Instrument, Interest Rate, Effective Percentage	8.60%	8.70%
Debt Instrument, Maturity Date	Oct. 31, 2026
Long-term Debt, Gross	$ 145,000,000	$ 145,000,000
Second Lien Note [Member] | Sentinel Capital Partners Junior Fund I [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	20,000	20,000
Revolving Credit Facility [Member] | First Lien Note [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 50,000
Line of Credit Facility, Expiration Date	Oct. 31, 2023
Secured Debt [Member] | First Lien Note [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount	$ 550,000
Debt Instrument, Maturity Date	Oct. 31, 2025
Standby Letters of Credit [Member] | First Lien Note [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	$ 1,200,000	$ 1,200,000